Filed pursuant to Rule 497(e)
Registration Nos. 033-08746; 811-04840

THE TOCQUEVILLE FUND
THE TOCQUEVILLE OPPORTUNITY FUND
THE TOCQUEVILLE INTERNATIONAL VALUE FUND
THE DELAFIELD FUND
THE TOCQUEVILLE SELECT FUND

June 30, 2015

EXPLANATORY NOTE

On behalf of The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Delafield Fund and The Tocqueville Select Fund, each a series of Tocqueville Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on June 22, 2015; such form of Supplement (Accession Number 0000894189-15-002990) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE